UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

INVESCO ADR Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                                                                                    INVESCO
                                                                                      ADR
                                                                                   PORTFOLIO
                                                                                 ---------------
                                                                                 ---------------
ASSETS:
     Investments in securities, market value  (1)                              $    147,592,154
     Cash                                                                               327,004
     Dividends receivable                                                               439,759
                                                                                 ---------------
                                                                                 ---------------

     Total assets                                                                   148,358,917
                                                                                 ---------------
                                                                                 ---------------

LIABILITIES:

     Due to investment adviser                                                          133,630
     Payable for investments purchased                                                1,143,082
                                                                                 ---------------
                                                                                 ---------------

     Total liabilities                                                                1,276,712
                                                                                 ---------------
                                                                                 ---------------

NET ASSETS                                                                     $    147,082,205
                                                                                 ===============
                                                                                 ===============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                             $      1,219,633
     Additional paid-in capital                                                     173,439,980
     Net unrealized depreciation on investments                                     (10,958,780)
     Undistributed net investment income                                              1,953,172
     Accumulated net realized loss on investments                                   (18,571,800)
                                                                                 ---------------
                                                                                 ---------------

NET ASSETS                                                                     $    147,082,205
                                                                                 ===============
                                                                                 ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                          $          12.06
                                                                                 ===============
                                                                                 ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                     180,000,000
     Outstanding                                                                     12,196,320

(1)  Cost of investments in securities:                                        $    158,550,934

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
                                                                                       INVESCO
                                                                                         ADR
                                                                                      PORTFOLIO
                                                                                    ---------------
                                                                                    ---------------

INVESTMENT INCOME:
    Interest                                                                      $         34,736
    Income from securities lending                                                          49,526
    Dividends                                                                            2,902,891
    Foreign withholding tax                                                               (318,921)
                                                                                    ---------------
                                                                                    ---------------

    Total income                                                                         2,668,232
                                                                                    ---------------
                                                                                    ---------------

EXPENSES:

    Audit fees                                                                               7,182
    Bank and custodial fees                                                                  8,150
    Investment administration                                                               39,518
    Management fees                                                                        651,498
    Other expenses                                                                           9,144
                                                                                    ---------------
                                                                                    ---------------

    Total expenses                                                                         715,492

    Less amount reimbursed by investment adviser                                               432
                                                                                    ---------------
                                                                                    ---------------

    Net expenses                                                                           715,060
                                                                                    ---------------
                                                                                    ---------------

NET INVESTMENT INCOME                                                                    1,953,172
                                                                                    ---------------
                                                                                    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                                    (8,000,343)
    Change in net unrealized depreciation on investments                                16,848,495
                                                                                    ---------------
                                                                                    ---------------

    Net realized and unrealized gain on investments                                      8,848,152
                                                                                    ---------------
                                                                                    ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $     10,801,324
                                                                                    ===============
                                                                                    ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                  INVESCO ADR
                                                                                   PORTFOLIO
                                                                          ----------------------------
                                                                          ----------------------------
                                                                              2003           2002
                                                                          -------------  -------------
                                                                          ----------------------------
                                                                            UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income                                               $    1,953,172 $    2,155,858
    Net realized loss on investments                                        (8,000,343)    (6,847,630)
    Change in net unrealized depreciation on investments                    16,848,495    (11,462,150)
                                                                          -------------  -------------
                                                                          -------------  -------------

    Net increase (decrease) in net assets resulting from operations         10,801,324    (16,153,922)
                                                                          -------------  -------------
                                                                          -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                                       0     (2,182,881)
                                                                          -------------  -------------
                                                                          -------------  -------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                       55,900,770     61,087,196
    Reinvestment of distributions                                                           2,182,881
    Redemptions of shares                                                  (36,024,645)   (41,784,028)
                                                                          -------------  -------------
                                                                          -------------  -------------

    Net increase in net assets resulting from share transactions            19,876,125     21,486,049
                                                                          -------------  -------------
                                                                          -------------  -------------

    Total increase in net assets                                            30,677,449      3,149,246

NET ASSETS:
    Beginning of period                                                    116,404,756    113,255,510
                                                                          -------------  -------------
                                                                          -------------  -------------

    End of period  (1)                                                  $  147,082,205 $  116,404,756
                                                                          =============  =============
                                                                          =============  =============

OTHER INFORMATION:

SHARES:  (2)

    Sold                                                                     5,071,771      4,862,674
    Issued in reinvestment of distributions                                                   196,317
    Redeemed                                                                (3,195,703)    (3,291,122)
                                                                          -------------  -------------
                                                                          -------------  -------------

    Net increase                                                             1,876,068      1,767,869
                                                                          =============  =============
                                                                          =============  =============

(1) Including undistributed net investment income                       $    1,953,172 $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

INVESCO ADR PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended              Year Ended December 31,
                                    ------------------------------------------------------------------
                                    ------------------------------------------------------------------
                                    June 30, 2003  2002 ~     2001 ~     2000 ~     1999 ~      1998 ~
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED

Net Asset Value, Beginning of Period $  11.28 $    13.24 $    16.04 $    19.77 $    16.25  $    14.80

Income from Investment Operations

Net investment income                    0.16       0.22       0.12       0.14       0.06        0.12
Net realized and unrealized gain (loss)  0.62      (1.96)     (2.77)     (2.19)      3.62        1.46
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income (Loss) From

    Investment Operations                0.78      (1.74)     (2.65)     (2.05)      3.68        1.58
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Less Distributions

From net investment income                         (0.22)     (0.13)     (0.14)     (0.06)      (0.13)
From net realized gains                                       (0.02)     (1.54)     (0.10)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                      0.00      (0.22)     (0.15)     (1.68)     (0.16)      (0.13)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $     12.06 $    11.28 $    13.24 $    16.04 $    19.77  $    16.25
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========


Total Return                            6.91% o  (13.16%)   (16.50%)   (10.16%)    22.67%      10.64%

Net Assets, End of Period ($000)  $   147,082 $  116,405 $  113,256 $  114,870 $  141,770  $   28,296

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement              1.10% *    1.12%      1.14%      1.14%      1.16%       1.32%
    - After Reimbursement #             1.10% *    1.11%      1.13%      1.14%      1.14%       1.30%

Ratio of Net Investment Income to
    Average Net Assets:

    - Before Reimbursement              2.99% *    1.80%      0.90%      0.85%      0.57%       0.84%
    - After Reimbursement #             2.99% *    1.81%      0.91%      0.85%      0.59%       0.86%

Portfolio Turnover Rate                15.71% o   22.52%     25.09%     34.39%     22.06%      28.66%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized



MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the INVESCO ADR Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total return through capital appreciation and current income, while reducing risk through diversification. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $42,003,896 and $19,700,370, respectively. For the same period, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $159,557,215. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $6,598,788 and gross depreciation of securities in which there was an excess of tax cost over value of $18,563,849, resulting in net depreciation of $11,965,061.

5. SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian, The Bank of New York, effective December 1, 2001. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. No securities were on loan as of June 30, 2003.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. At December 31, 2002, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $1,604,230 and $6,699,204, which expire in the years 2009 and 2010, respectively. The Portfolio also had current year deferred post-October capital losses of $2,086,303.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

The Maxim Series Fund

INVESCO ADR Portfolio

COMMON STOCK

AUSTRALIA

FOREIGN BANKS
     22,600 National Australia Bank Ltd

            sponsored ADR                                              2,536,850
                                                                      $2,536,850

GOLD, METALS & MINING
    136,200 BHP Billiton Ltd sponsored ADR*                            1,578,558
                                                                      $1,578,558

TOTAL AUSTRALIA            --- 2.79%                                  $4,115,408

DENMARK

FOREIGN BANKS
    175,000 Danske Bank A/S sponsored ADR                              3,403,750
                                                                      $3,403,750

TOTAL DENMARK              --- 2.31%                                  $3,403,750

FINLAND

PAPER & FOREST PRODUCTS
    247,100 Stora Enso Oyj sponsored ADR                               2,789,759
    110,500 UPM-Kymmene Oyj sponsored ADR*                             1,607,775
                                                                      $4,397,534

TELEPHONE & TELECOMMUNICATIONS
     92,800 Nokia Oyj sponsored ADR                                    1,524,704
                                                                      $1,524,704

TOTAL FINLAND              --- 4.01%                                  $5,922,238

FRANCE

FOREIGN BANKS
    289,700 Societe Generale sponsored ADR                             3,679,190
                                                                      $3,679,190

OIL & GAS

     51,400 Total Fina Elf sponsored ADR                               3,896,120
                                                                      $3,896,120

TOTAL FRANCE               --- 5.13%                                  $7,575,310

GERMANY

CHEMICALS

     79,400 BASF AG sponsored ADR                                      3,384,028
                                                                      $3,384,028

FOREIGN BANKS
     30,900 Deutsche Bank AG                                           1,990,578
                                                                      $1,990,578

TOTAL GERMANY              --- 3.64%                                  $5,374,606

ITALY

FOREIGN BANKS
     95,350 San Paolo-IMI SpA sponsored ADR                            1,794,487
                                                                      $1,794,487

OIL & GAS

     45,800 Eni SpA sponsored ADR*                                     3,482,632
                                                                      $3,482,632

TOTAL ITALY                --- 3.58%                                  $5,277,119

JAPAN

AUTOMOBILES

     35,250 Toyota Motor Corp sponsored ADR                            1,825,950
                                                                      $1,825,950

COSMETICS & PERSONAL CARE
     10,400 Kao Corp ADR                                               1,935,790
                                                                      $1,935,790

ELECTRONIC INSTRUMENT & EQUIP
     46,400 Hitachi Ltd sponsored ADR                                  1,962,720
     24,500 Kyocera Corp sponsored ADR                                 1,396,500
    107,400 Sony Corp sponsored ADR                                    3,007,200
     47,900 TDK Corp sponsored ADR                                     2,351,890
                                                                      $8,718,310

OFFICE EQUIPMENT & SUPPLIES
     68,000 Canon Inc sponsored ADR                                    3,104,200
                                                                      $3,104,200

PHARMACEUTICALS

    141,500 Eisai Co Ltd sponsored ADR                                 2,900,750
                                                                      $2,900,750

PHOTOGRAPHY/IMAGING

    142,859 Fuji Photo Film Co Ltd ADR                                 4,115,768
                                                                      $4,115,768

TELEPHONE & TELECOMMUNICATIONS
    127,500 Nippon Telegraph & Telephone Corp sponsored ADR            2,524,500
                                                                      $2,524,500

TOYS

    250,700 Nintendo Co Ltd ADR                                        2,268,835
                                                                      $2,268,835

TOTAL JAPAN                --- 18.57%                                $27,394,103

KOREA

ELECTRIC COMPANIES
    179,500 Korea Electric Power Corp

            sponsored ADR                                              1,599,345
                                                                      $1,599,345

TELEPHONE & TELECOMMUNICATIONS
    114,500 KT Corp sponsored ADR                                      2,256,795
                                                                      $2,256,795

TOTAL KOREA                --- 2.61%                                  $3,856,140

MEXICO

TELEPHONE & TELECOMMUNICATIONS
     90,800 Telefonos de Mexico SA sponsored ADR Class L               2,852,936
                                                                      $2,852,936

TOTAL MEXICO               --- 1.93%                                  $2,852,936

NETHERLANDS

ELECTRONIC INSTRUMENT & EQUIP
    143,800 Koninklijke Philips Electronics NV NY Shrs                 2,748,018
                                                                      $2,748,018

FOOD & BEVERAGES
     29,800 Unilever NV NY Shrs                                        1,609,200
                                                                      $1,609,200

FOREIGN BANKS
    103,300 ABN AMRO Holding NV sponsored ADR                          1,971,997
                                                                      $1,971,997

INSURANCE RELATED
    226,990 ING Groep NV sponsored ADR                                 3,979,135
                                                                      $3,979,135

TOTAL NETHERLANDS          --- 6.98%                                 $10,308,350

NORWAY

OIL & GAS

    241,000 Statoil ASA sponsored ADR                                  2,060,550
                                                                      $2,060,550

TOTAL NORWAY               --- 1.40%                                  $2,060,550

PORTUGAL

TELEPHONE & TELECOMMUNICATIONS
    380,000 Portugal Telecom SGPS SA sponsored ADR                     2,713,200
                                                                      $2,713,200

TOTAL PORTUGAL             --- 1.84%                                  $2,713,200

SPAIN

ELECTRIC COMPANIES
    301,700 Endesa SA sponsored ADR                                    4,917,710
                                                                      $4,917,710

OIL & GAS

     99,700 Repsol YPF SA sponsored ADR                                1,612,149
                                                                      $1,612,149

TOTAL SPAIN                --- 4.42%                                  $6,529,859

SWEDEN

MANUFACTURING

     96,100 Volvo AB sponsored ADR (rights)                            2,122,849
                                                                      $2,122,849

TOTAL SWEDEN               --- 1.44%                                  $2,122,849

SWITZERLAND

CHEMICALS

    232,900 Syngenta AG ADR                                            2,361,606
                                                                      $2,361,606

FOOD & BEVERAGES
     90,300 Nestle SA sponsored ADR                                    4,668,510
                                                                      $4,668,510

INSURANCE RELATED
    219,600 Zurich Financial Services AG ADR                           2,624,220
                                                                      $2,624,220

PHARMACEUTICALS

    116,600 Novartis AG ADR                                            4,641,846
     46,800 Roche Holdings AG Ltd sponsored ADR                        3,673,800
                                                                      $8,315,646

TOTAL SWITZERLAND          --- 12.18%                                $17,969,982

UNITED KINGDOM

AEROSPACE & DEFENSE
    227,100 BAE Systems PLC sponsored ADR                              2,134,740
    139,500 Rolls-Royce PLC sponsored ADR                              1,471,725
                                                                      $3,606,465

ELECTRIC COMPANIES
    157,000 Scottish Power PLC ADR                                     3,816,670
                                                                      $3,816,670

FOOD & BEVERAGES
    150,000 Cadbury Schweppes PLC sponsored ADR                        3,627,000
     67,600 Diageo Capital PLC sponsored ADR                           2,958,176
                                                                      $6,585,176

FOREIGN BANKS
     98,300 Abbey National PLC sponsored ADR                           1,543,310
     68,600 HSBC Holdings PLC sponsored ADR                            4,054,946
                                                                      $5,598,256

MEDICAL PRODUCTS
     42,100 Amersham PLC sponsored ADR                                 1,616,640
                                                                      $1,616,640

OIL & GAS

     99,900 BP PLC sponsored ADR                                       4,197,798
     80,800 Shell Transport & Trading Co PLC ADR                       3,219,880
                                                                      $7,417,678

PHARMACEUTICALS

     75,100 GlaxoSmithKline PLC ADR                                    3,044,554
                                                                      $3,044,554

RETAIL

    288,600 Kingfisher PLC sponsored ADR                               2,640,690
     48,500 Marks & Spencer PLC sponsored ADR                          1,515,625
                                                                      $4,156,315

TOTAL UNITED KINGDOM       --- 24.28%                                $35,841,754

TOTAL COMMON STOCK --- 97.10%                                       $143,318,154
(Cost $154,276,934)

SHORT-TERM INVESTMENTS

UNITED STATES

  4,274,000 Fannie Mae                                                 4,274,000
            0.790%, July 1, 2003


TOTAL UNITED STATES        --- 2.90%                                  $4,274,000

TOTAL SHORT-TERM INVESTMENTS --- 2.90%                                $4,274,000
(Cost $4,274,000)

TOTAL INVESCO ADR PORTFOLIO --- 100.0%                              $147,592,154
(Cost $158,550,934)

Legend

ADR - American Depository Receipt
* Non-income Producing Security
See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003